Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000206057 | Bond futures
Holdings [Line Items]
Percent of Net Long Exposure	27.00%
Percent of Net Short Exposure	53.00%
C000206057 | Commodity futures
Holdings [Line Items]
Percent of Net Long Exposure	17.00%
Percent of Net Short Exposure	25.00%
C000206057 | Currency forwards
Holdings [Line Items]
Percent of Net Long Exposure	76.00%
Percent of Net Short Exposure	118.00%
C000206057 | Equity index futures
Holdings [Line Items]
Percent of Net Long Exposure	18.00%
Percent of Net Short Exposure	0.00%
C000206058 | Bond futures
Holdings [Line Items]
Percent of Net Long Exposure	27.00%
Percent of Net Short Exposure	53.00%
C000206058 | Commodity futures
Holdings [Line Items]
Percent of Net Long Exposure	17.00%
Percent of Net Short Exposure	25.00%
C000206058 | Currency forwards
Holdings [Line Items]
Percent of Net Long Exposure	76.00%
Percent of Net Short Exposure	118.00%
C000206058 | Equity index futures
Holdings [Line Items]
Percent of Net Long Exposure	18.00%
Percent of Net Short Exposure	0.00%
C000020269 | FR_13013JAX4
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000020269 | FR_13077C4K7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020269 | FR_544532SM7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020269 | FR_88035TRY8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020269 | FR_13013JAR7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020269 | FR_13013JCM6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020269 | FR_31350ADA3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020269 | FR_13013JDD5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020269 | FR_650116CH7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020269 | FR_544562DS7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020269 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	1.60%
C000020269 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	40.30%
C000020269 | A/A
Holdings [Line Items]
Percent of Total Investments	29.60%
C000020269 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	20.30%
C000020269 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	3.60%
C000020269 | B/B
Holdings [Line Items]
Percent of Total Investments	0.50%
C000020269 | Not Rated
Holdings [Line Items]
Percent of Total Investments	4.10%
C000020269 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	26.20%
C000020269 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	27.40%
C000020269 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	22.30%
C000020269 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	24.00%
C000020269 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	0.10%
C000150654 | FR_13013JAX4
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000150654 | FR_13077C4K7
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000150654 | FR_544532SM7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000150654 | FR_88035TRY8
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000150654 | FR_13013JAR7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150654 | FR_13013JCM6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000150654 | FR_31350ADA3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000150654 | FR_13013JDD5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000150654 | FR_650116CH7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000150654 | FR_544562DS7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000150654 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	1.60%
C000150654 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	40.30%
C000150654 | A/A
Holdings [Line Items]
Percent of Total Investments	29.60%
C000150654 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	20.30%
C000150654 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	3.60%
C000150654 | B/B
Holdings [Line Items]
Percent of Total Investments	0.50%
C000150654 | Not Rated
Holdings [Line Items]
Percent of Total Investments	4.10%
C000150654 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	26.20%
C000150654 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	27.40%
C000150654 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	22.30%
C000150654 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	24.00%
C000150654 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	0.10%
C000020272 | FR_13032UKD9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020272 | FR_13013JGR1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020272 | FR_13063C5D8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020272 | FR_801155RR5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020272 | FR_13048VF37
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020272 | FR_13034A5L0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020272 | FR_544532MW1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020272 | FR_421294EH8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020272 | FR_79766DRK7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020272 | FR_64972JJB5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020272 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	2.00%
C000020272 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	28.30%
C000020272 | A/A
Holdings [Line Items]
Percent of Total Investments	33.80%
C000020272 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	21.20%
C000020272 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	2.50%
C000020272 | B/B
Holdings [Line Items]
Percent of Total Investments	1.20%
C000020272 | Not Rated
Holdings [Line Items]
Percent of Total Investments	11.00%
C000020272 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	26.90%
C000020272 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	11.70%
C000020272 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	6.50%
C000020272 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	33.80%
C000020272 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	11.70%
C000020272 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	8.80%
C000020272 | 30+ years
Holdings [Line Items]
Percent of Total Investments	0.60%
C000020274 | FR_13032UKD9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020274 | FR_13013JGR1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020274 | FR_13063C5D8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020274 | FR_801155RR5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020274 | FR_13048VF37
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020274 | FR_13034A5L0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020274 | FR_544532MW1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020274 | FR_421294EH8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020274 | FR_79766DRK7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020274 | FR_64972JJB5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020274 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	2.00%
C000020274 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	28.30%
C000020274 | A/A
Holdings [Line Items]
Percent of Total Investments	33.80%
C000020274 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	21.20%
C000020274 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	2.50%
C000020274 | B/B
Holdings [Line Items]
Percent of Total Investments	1.20%
C000020274 | Not Rated
Holdings [Line Items]
Percent of Total Investments	11.00%
C000020274 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	26.90%
C000020274 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	11.70%
C000020274 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	6.50%
C000020274 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	33.80%
C000020274 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	11.70%
C000020274 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	8.80%
C000020274 | 30+ years
Holdings [Line Items]
Percent of Total Investments	0.60%
C000150655 | FR_13032UKD9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000150655 | FR_13013JGR1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000150655 | FR_13063C5D8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150655 | FR_801155RR5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150655 | FR_13048VF37
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150655 | FR_13034A5L0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000150655 | FR_544532MW1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000150655 | FR_421294EH8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000150655 | FR_79766DRK7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000150655 | FR_64972JJB5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000150655 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	2.00%
C000150655 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	28.30%
C000150655 | A/A
Holdings [Line Items]
Percent of Total Investments	33.80%
C000150655 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	21.20%
C000150655 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	2.50%
C000150655 | B/B
Holdings [Line Items]
Percent of Total Investments	1.20%
C000150655 | Not Rated
Holdings [Line Items]
Percent of Total Investments	11.00%
C000150655 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	26.90%
C000150655 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	11.70%
C000150655 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	6.50%
C000150655 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	33.80%
C000150655 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	11.70%
C000150655 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	8.80%
C000150655 | 30+ years
Holdings [Line Items]
Percent of Total Investments	0.60%
C000122981 | FR_04108WCJ9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122981 | FR_4636324H9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000122981 | FR_64542UHF4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000122981 | FR_11943KEV0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122981 | FR_12008EUT1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122981 | FR_52349EEQ9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122981 | FR_167505ZM1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122981 | FR_09182TEW3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122981 | FR_60733UAA9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122981 | FR_744396LE0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122981 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	2.40%
C000122981 | A/A
Holdings [Line Items]
Percent of Total Investments	6.20%
C000122981 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	22.60%
C000122981 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	12.50%
C000122981 | B/B
Holdings [Line Items]
Percent of Total Investments	4.00%
C000122981 | Not Rated
Holdings [Line Items]
Percent of Total Investments	51.40%
C000122981 | CCC/Caa and below
Holdings [Line Items]
Percent of Total Investments	0.90%
C000122981 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	8.20%
C000122981 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	4.20%
C000122981 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	8.90%
C000122981 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	37.90%
C000122981 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	18.00%
C000122981 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	21.20%
C000122981 | 30+ years
Holdings [Line Items]
Percent of Total Investments	1.60%
C000122982 | FR_04108WCJ9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122982 | FR_4636324H9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000122982 | FR_64542UHF4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000122982 | FR_11943KEV0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122982 | FR_12008EUT1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122982 | FR_52349EEQ9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122982 | FR_167505ZM1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122982 | FR_09182TEW3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122982 | FR_60733UAA9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122982 | FR_744396LE0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122982 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	2.40%
C000122982 | A/A
Holdings [Line Items]
Percent of Total Investments	6.20%
C000122982 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	22.60%
C000122982 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	12.50%
C000122982 | B/B
Holdings [Line Items]
Percent of Total Investments	4.00%
C000122982 | Not Rated
Holdings [Line Items]
Percent of Total Investments	51.40%
C000122982 | CCC/Caa and below
Holdings [Line Items]
Percent of Total Investments	0.90%
C000122982 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	8.20%
C000122982 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	4.20%
C000122982 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	8.90%
C000122982 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	37.90%
C000122982 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	18.00%
C000122982 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	21.20%
C000122982 | 30+ years
Holdings [Line Items]
Percent of Total Investments	1.60%
C000205252 | FR_04108WCJ9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000205252 | FR_4636324H9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000205252 | FR_64542UHF4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000205252 | FR_11943KEV0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205252 | FR_12008EUT1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205252 | FR_52349EEQ9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205252 | FR_167505ZM1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205252 | FR_09182TEW3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205252 | FR_60733UAA9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205252 | FR_744396LE0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205252 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	2.40%
C000205252 | A/A
Holdings [Line Items]
Percent of Total Investments	6.20%
C000205252 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	22.60%
C000205252 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	12.50%
C000205252 | B/B
Holdings [Line Items]
Percent of Total Investments	4.00%
C000205252 | Not Rated
Holdings [Line Items]
Percent of Total Investments	51.40%
C000205252 | CCC/Caa and below
Holdings [Line Items]
Percent of Total Investments	0.90%
C000205252 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	8.20%
C000205252 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	4.20%
C000205252 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	8.90%
C000205252 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	37.90%
C000205252 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	18.00%
C000205252 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	21.20%
C000205252 | 30+ years
Holdings [Line Items]
Percent of Total Investments	1.60%
C000122980 | FR_04108WCJ9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000122980 | FR_4636324H9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000122980 | FR_64542UHF4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000122980 | FR_11943KEV0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122980 | FR_12008EUT1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122980 | FR_52349EEQ9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122980 | FR_167505ZM1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122980 | FR_09182TEW3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122980 | FR_60733UAA9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122980 | FR_744396LE0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122980 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	2.40%
C000122980 | A/A
Holdings [Line Items]
Percent of Total Investments	6.20%
C000122980 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	22.60%
C000122980 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	12.50%
C000122980 | B/B
Holdings [Line Items]
Percent of Total Investments	4.00%
C000122980 | Not Rated
Holdings [Line Items]
Percent of Total Investments	51.40%
C000122980 | CCC/Caa and below
Holdings [Line Items]
Percent of Total Investments	0.90%
C000122980 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	8.20%
C000122980 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	4.20%
C000122980 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	8.90%
C000122980 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	37.90%
C000122980 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	18.00%
C000122980 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	21.20%
C000122980 | 30+ years
Holdings [Line Items]
Percent of Total Investments	1.60%
C000053352 | FR_09182TEW3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000053352 | FR_97712DQR0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000053352 | FR_20282EAS5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000053352 | FR_072024ST0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000053352 | FR_23503CBM8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000053352 | FR_194234D49
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000053352 | FR_744387AD3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000053352 | FR_837151S91
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000053352 | FR_494782KJ3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000053352 | FR_494782KG9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000053352 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	3.20%
C000053352 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	35.20%
C000053352 | A/A
Holdings [Line Items]
Percent of Total Investments	36.90%
C000053352 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	16.40%
C000053352 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	3.50%
C000053352 | B/B
Holdings [Line Items]
Percent of Total Investments	0.30%
C000053352 | Not Rated
Holdings [Line Items]
Percent of Total Investments	4.50%
C000053352 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	20.50%
C000053352 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	14.00%
C000053352 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	21.00%
C000053352 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	28.10%
C000053352 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	16.20%
C000053352 | 30+ years
Holdings [Line Items]
Percent of Total Investments	0.20%
C000053353 | FR_09182TEW3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000053353 | FR_97712DQR0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000053353 | FR_20282EAS5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000053353 | FR_072024ST0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000053353 | FR_23503CBM8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000053353 | FR_194234D49
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000053353 | FR_744387AD3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000053353 | FR_837151S91
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000053353 | FR_494782KJ3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000053353 | FR_494782KG9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000053353 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	3.20%
C000053353 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	35.20%
C000053353 | A/A
Holdings [Line Items]
Percent of Total Investments	36.90%
C000053353 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	16.40%
C000053353 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	3.50%
C000053353 | B/B
Holdings [Line Items]
Percent of Total Investments	0.30%
C000053353 | Not Rated
Holdings [Line Items]
Percent of Total Investments	4.50%
C000053353 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	20.50%
C000053353 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	14.00%
C000053353 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	21.00%
C000053353 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	28.10%
C000053353 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	16.20%
C000053353 | 30+ years
Holdings [Line Items]
Percent of Total Investments	0.20%
C000205243 | FR_09182TEW3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205243 | FR_97712DQR0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000205243 | FR_20282EAS5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000205243 | FR_072024ST0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205243 | FR_23503CBM8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205243 | FR_194234D49
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205243 | FR_744387AD3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205243 | FR_837151S91
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000205243 | FR_494782KJ3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000205243 | FR_494782KG9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000205243 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	3.20%
C000205243 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	35.20%
C000205243 | A/A
Holdings [Line Items]
Percent of Total Investments	36.90%
C000205243 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	16.40%
C000205243 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	3.50%
C000205243 | B/B
Holdings [Line Items]
Percent of Total Investments	0.30%
C000205243 | Not Rated
Holdings [Line Items]
Percent of Total Investments	4.50%
C000205243 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	20.50%
C000205243 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	14.00%
C000205243 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	21.00%
C000205243 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	28.10%
C000205243 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	16.20%
C000205243 | 30+ years
Holdings [Line Items]
Percent of Total Investments	0.20%
C000064976 | FR_09182TEW3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064976 | FR_97712DQR0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000064976 | FR_20282EAS5
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064976 | FR_072024ST0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064976 | FR_23503CBM8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000064976 | FR_194234D49
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000064976 | FR_744387AD3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000064976 | FR_837151S91
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000064976 | FR_494782KJ3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000064976 | FR_494782KG9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000064976 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	3.20%
C000064976 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	35.20%
C000064976 | A/A
Holdings [Line Items]
Percent of Total Investments	36.90%
C000064976 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	16.40%
C000064976 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	3.50%
C000064976 | B/B
Holdings [Line Items]
Percent of Total Investments	0.30%
C000064976 | Not Rated
Holdings [Line Items]
Percent of Total Investments	4.50%
C000064976 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	20.50%
C000064976 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	14.00%
C000064976 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	21.00%
C000064976 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	28.10%
C000064976 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	16.20%
C000064976 | 30+ years
Holdings [Line Items]
Percent of Total Investments	0.20%
C000020281 | FR_771902HM8
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020281 | FR_60406XAJ0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000020281 | FR_771902JC8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020281 | FR_60412AP98
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020281 | FR_771902HR7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020281 | FR_604140XW8
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020281 | FR_930256AK8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020281 | FR_78916VET3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020281 | FR_60416TXX1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020281 | FR_425507QC7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020281 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	19.20%
C000020281 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	34.80%
C000020281 | A/A
Holdings [Line Items]
Percent of Total Investments	24.70%
C000020281 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	12.20%
C000020281 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	3.60%
C000020281 | B/B
Holdings [Line Items]
Percent of Total Investments	0.80%
C000020281 | Not Rated
Holdings [Line Items]
Percent of Total Investments	4.70%
C000020281 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	19.10%
C000020281 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	14.20%
C000020281 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	12.20%
C000020281 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	45.70%
C000020281 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	5.30%
C000020281 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	3.50%
C000176497 | FR_771902HM8
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000176497 | FR_60406XAJ0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000176497 | FR_771902JC8
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000176497 | FR_60412AP98
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000176497 | FR_771902HR7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000176497 | FR_604140XW8
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176497 | FR_930256AK8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000176497 | FR_78916VET3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000176497 | FR_60416TXX1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000176497 | FR_425507QC7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176497 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	19.20%
C000176497 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	34.80%
C000176497 | A/A
Holdings [Line Items]
Percent of Total Investments	24.70%
C000176497 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	12.20%
C000176497 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	3.60%
C000176497 | B/B
Holdings [Line Items]
Percent of Total Investments	0.80%
C000176497 | Not Rated
Holdings [Line Items]
Percent of Total Investments	4.70%
C000176497 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	19.10%
C000176497 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	14.20%
C000176497 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	12.20%
C000176497 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	45.70%
C000176497 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	5.30%
C000176497 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	3.50%
C000020296 | FR_09182TEW3
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000020296 | FR_180848XJ7
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020296 | FR_759136TH7
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020296 | FR_7352404G5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020296 | FR_84136JAL3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020296 | FR_6678255Y5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020296 | FR_88283PAM9
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020296 | FR_882854Q70
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000020296 | FR_592247J50
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000020296 | FR_30382VAY2
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000020296 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	7.00%
C000020296 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	44.50%
C000020296 | A/A
Holdings [Line Items]
Percent of Total Investments	30.90%
C000020296 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	11.80%
C000020296 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	2.40%
C000020296 | B/B
Holdings [Line Items]
Percent of Total Investments	0.10%
C000020296 | Not Rated
Holdings [Line Items]
Percent of Total Investments	3.30%
C000020296 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	18.20%
C000020296 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	12.50%
C000020296 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	12.30%
C000020296 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	43.30%
C000020296 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	11.40%
C000020296 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	2.10%
C000020296 | 30+ years
Holdings [Line Items]
Percent of Total Investments	0.20%
C000020293 | FR_09182TEW3
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000020293 | FR_180848XJ7
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020293 | FR_759136TH7
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020293 | FR_7352404G5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020293 | FR_84136JAL3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020293 | FR_6678255Y5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020293 | FR_88283PAM9
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020293 | FR_882854Q70
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000020293 | FR_592247J50
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000020293 | FR_30382VAY2
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000020293 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	7.00%
C000020293 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	44.50%
C000020293 | A/A
Holdings [Line Items]
Percent of Total Investments	30.90%
C000020293 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	11.80%
C000020293 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	2.40%
C000020293 | B/B
Holdings [Line Items]
Percent of Total Investments	0.10%
C000020293 | Not Rated
Holdings [Line Items]
Percent of Total Investments	3.30%
C000020293 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	18.20%
C000020293 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	12.50%
C000020293 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	12.30%
C000020293 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	43.30%
C000020293 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	11.40%
C000020293 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	2.10%
C000020293 | 30+ years
Holdings [Line Items]
Percent of Total Investments	0.20%
C000020295 | FR_09182TEW3
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000020295 | FR_180848XJ7
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020295 | FR_759136TH7
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020295 | FR_7352404G5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020295 | FR_84136JAL3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020295 | FR_6678255Y5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020295 | FR_88283PAM9
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020295 | FR_882854Q70
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000020295 | FR_592247J50
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000020295 | FR_30382VAY2
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000020295 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	7.00%
C000020295 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	44.50%
C000020295 | A/A
Holdings [Line Items]
Percent of Total Investments	30.90%
C000020295 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	11.80%
C000020295 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	2.40%
C000020295 | B/B
Holdings [Line Items]
Percent of Total Investments	0.10%
C000020295 | Not Rated
Holdings [Line Items]
Percent of Total Investments	3.30%
C000020295 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	18.20%
C000020295 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	12.50%
C000020295 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	12.30%
C000020295 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	43.30%
C000020295 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	11.40%
C000020295 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	2.10%
C000020295 | 30+ years
Holdings [Line Items]
Percent of Total Investments	0.20%
C000205244 | FR_09182TEW3
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000205244 | FR_180848XJ7
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000205244 | FR_759136TH7
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000205244 | FR_7352404G5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000205244 | FR_84136JAL3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000205244 | FR_6678255Y5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000205244 | FR_88283PAM9
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000205244 | FR_882854Q70
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000205244 | FR_592247J50
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000205244 | FR_30382VAY2
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000205244 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	7.00%
C000205244 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	44.50%
C000205244 | A/A
Holdings [Line Items]
Percent of Total Investments	30.90%
C000205244 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	11.80%
C000205244 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	2.40%
C000205244 | B/B
Holdings [Line Items]
Percent of Total Investments	0.10%
C000205244 | Not Rated
Holdings [Line Items]
Percent of Total Investments	3.30%
C000205244 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	18.20%
C000205244 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	12.50%
C000205244 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	12.30%
C000205244 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	43.30%
C000205244 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	11.40%
C000205244 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	2.10%
C000205244 | 30+ years
Holdings [Line Items]
Percent of Total Investments	0.20%
C000064978 | FR_09182TEW3
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000064978 | FR_180848XJ7
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000064978 | FR_759136TH7
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000064978 | FR_7352404G5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000064978 | FR_84136JAL3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000064978 | FR_6678255Y5
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000064978 | FR_88283PAM9
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000064978 | FR_882854Q70
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000064978 | FR_592247J50
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000064978 | FR_30382VAY2
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000064978 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	7.00%
C000064978 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	44.50%
C000064978 | A/A
Holdings [Line Items]
Percent of Total Investments	30.90%
C000064978 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	11.80%
C000064978 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	2.40%
C000064978 | B/B
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064978 | Not Rated
Holdings [Line Items]
Percent of Total Investments	3.30%
C000064978 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	18.20%
C000064978 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	12.50%
C000064978 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	12.30%
C000064978 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	43.30%
C000064978 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	11.40%
C000064978 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	2.10%
C000064978 | 30+ years
Holdings [Line Items]
Percent of Total Investments	0.20%
C000089441 | FR_514045W66
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089441 | FR_725209UE8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089441 | FR_70917TSS1
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089441 | FR_246579LZ7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089441 | FR_663507DJ7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000089441 | FR_70914P6E7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000089441 | FR_01728A3Z7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000089441 | FR_709225VP8
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000089441 | FR_250057PK6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000089441 | FR_70869PQB6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000089441 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	43.40%
C000089441 | A/A
Holdings [Line Items]
Percent of Total Investments	35.50%
C000089441 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	15.70%
C000089441 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	4.60%
C000089441 | Not rated
Holdings [Line Items]
Percent of Total Investments	0.80%
C000089441 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	21.70%
C000089441 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	10.60%
C000089441 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	15.60%
C000089441 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	32.30%
C000089441 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	14.20%
C000089441 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	5.60%
C000089444 | FR_514045W66
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089444 | FR_725209UE8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089444 | FR_70917TSS1
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089444 | FR_246579LZ7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089444 | FR_663507DJ7
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000089444 | FR_70914P6E7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000089444 | FR_01728A3Z7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000089444 | FR_709225VP8
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000089444 | FR_250057PK6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000089444 | FR_70869PQB6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000089444 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	43.40%
C000089444 | A/A
Holdings [Line Items]
Percent of Total Investments	35.50%
C000089444 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	15.70%
C000089444 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	4.60%
C000089444 | Not rated
Holdings [Line Items]
Percent of Total Investments	0.80%
C000089444 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	21.70%
C000089444 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	10.60%
C000089444 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	15.60%
C000089444 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	32.30%
C000089444 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	14.20%
C000089444 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	5.60%
C000064979 | FR_0342806P7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000064979 | FR_68609UKK0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064979 | FR_88283KBQ0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064979 | FR_09182TDU8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000064979 | FR_452152P96
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000064979 | FR_54640TAN9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000064979 | FR_594698TD4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000064979 | FR_20775JFM6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000064979 | FR_072024XT4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000064979 | FR_84247PND9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000064979 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	5.20%
C000064979 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	33.90%
C000064979 | A/A
Holdings [Line Items]
Percent of Total Investments	34.60%
C000064979 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	17.00%
C000064979 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	2.30%
C000064979 | B/B
Holdings [Line Items]
Percent of Total Investments	0.40%
C000064979 | Not Rated
Holdings [Line Items]
Percent of Total Investments	5.90%
C000064979 | CCC/Caa and below
Holdings [Line Items]
Percent of Total Investments	0.70%
C000064979 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	36.40%
C000064979 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	29.60%
C000064979 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	25.20%
C000064979 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	8.70%
C000064979 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	0.10%
C000020338 | FR_0342806P7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020338 | FR_68609UKK0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020338 | FR_88283KBQ0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020338 | FR_09182TDU8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020338 | FR_452152P96
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020338 | FR_54640TAN9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020338 | FR_594698TD4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020338 | FR_20775JFM6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020338 | FR_072024XT4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020338 | FR_84247PND9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020338 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	5.20%
C000020338 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	33.90%
C000020338 | A/A
Holdings [Line Items]
Percent of Total Investments	34.60%
C000020338 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	17.00%
C000020338 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	2.30%
C000020338 | B/B
Holdings [Line Items]
Percent of Total Investments	0.40%
C000020338 | Not Rated
Holdings [Line Items]
Percent of Total Investments	5.90%
C000020338 | CCC/Caa and below
Holdings [Line Items]
Percent of Total Investments	0.70%
C000020338 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	36.40%
C000020338 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	29.60%
C000020338 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	25.20%
C000020338 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	8.70%
C000020338 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	0.10%
C000205246 | FR_0342806P7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000205246 | FR_68609UKK0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205246 | FR_88283KBQ0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205246 | FR_09182TDU8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205246 | FR_452152P96
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205246 | FR_54640TAN9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205246 | FR_594698TD4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205246 | FR_20775JFM6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205246 | FR_072024XT4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205246 | FR_84247PND9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205246 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	5.20%
C000205246 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	33.90%
C000205246 | A/A
Holdings [Line Items]
Percent of Total Investments	34.60%
C000205246 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	17.00%
C000205246 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	2.30%
C000205246 | B/B
Holdings [Line Items]
Percent of Total Investments	0.40%
C000205246 | Not Rated
Holdings [Line Items]
Percent of Total Investments	5.90%
C000205246 | CCC/Caa and below
Holdings [Line Items]
Percent of Total Investments	0.70%
C000205246 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	36.40%
C000205246 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	29.60%
C000205246 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	25.20%
C000205246 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	8.70%
C000205246 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	0.10%
C000064980 | FR_0342806P7
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000064980 | FR_68609UKK0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064980 | FR_88283KBQ0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064980 | FR_09182TDU8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000064980 | FR_452152P96
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000064980 | FR_54640TAN9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000064980 | FR_594698TD4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000064980 | FR_20775JFM6
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000064980 | FR_072024XT4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000064980 | FR_84247PND9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000064980 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	5.20%
C000064980 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	33.90%
C000064980 | A/A
Holdings [Line Items]
Percent of Total Investments	34.60%
C000064980 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	17.00%
C000064980 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	2.30%
C000064980 | B/B
Holdings [Line Items]
Percent of Total Investments	0.40%
C000064980 | Not Rated
Holdings [Line Items]
Percent of Total Investments	5.90%
C000064980 | CCC/Caa and below
Holdings [Line Items]
Percent of Total Investments	0.70%
C000064980 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	36.40%
C000064980 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	29.60%
C000064980 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	25.20%
C000064980 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	8.70%
C000064980 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	0.10%
C000089514 | FR_13013JCM6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089514 | FR_84136JAL3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089514 | FR_56035DDP4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000089514 | FR_167486S83
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000089514 | FR_74448XCP5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089514 | FR_60637ATR3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089514 | FR_23542JAN5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089514 | FR_154872AY1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089514 | FR_74440DCM4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089514 | FR_79625GNE9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089514 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	3.00%
C000089514 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	31.80%
C000089514 | A/A
Holdings [Line Items]
Percent of Total Investments	26.70%
C000089514 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	20.00%
C000089514 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	7.40%
C000089514 | B/B
Holdings [Line Items]
Percent of Total Investments	1.30%
C000089514 | Not Rated
Holdings [Line Items]
Percent of Total Investments	9.80%
C000089514 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	23.20%
C000089514 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	20.70%
C000089514 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	18.50%
C000089514 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	28.10%
C000089514 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	9.20%
C000089514 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	0.20%
C000089514 | 30+ years
Holdings [Line Items]
Percent of Total Investments	0.10%
C000089516 | FR_13013JCM6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089516 | FR_84136JAL3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089516 | FR_56035DDP4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000089516 | FR_167486S83
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000089516 | FR_74448XCP5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089516 | FR_60637ATR3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089516 | FR_23542JAN5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089516 | FR_154872AY1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089516 | FR_74440DCM4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089516 | FR_79625GNE9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089516 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	3.00%
C000089516 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	31.80%
C000089516 | A/A
Holdings [Line Items]
Percent of Total Investments	26.70%
C000089516 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	20.00%
C000089516 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	7.40%
C000089516 | B/B
Holdings [Line Items]
Percent of Total Investments	1.30%
C000089516 | Not Rated
Holdings [Line Items]
Percent of Total Investments	9.80%
C000089516 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	23.20%
C000089516 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	20.70%
C000089516 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	18.50%
C000089516 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	28.10%
C000089516 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	9.20%
C000089516 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	0.20%
C000089516 | 30+ years
Holdings [Line Items]
Percent of Total Investments	0.10%
C000205251 | FR_13013JCM6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205251 | FR_84136JAL3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205251 | FR_56035DDP4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000205251 | FR_167486S83
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000205251 | FR_74448XCP5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205251 | FR_60637ATR3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205251 | FR_23542JAN5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205251 | FR_154872AY1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205251 | FR_74440DCM4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205251 | FR_79625GNE9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205251 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	3.00%
C000205251 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	31.80%
C000205251 | A/A
Holdings [Line Items]
Percent of Total Investments	26.70%
C000205251 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	20.00%
C000205251 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	7.40%
C000205251 | B/B
Holdings [Line Items]
Percent of Total Investments	1.30%
C000205251 | Not Rated
Holdings [Line Items]
Percent of Total Investments	9.80%
C000205251 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	23.20%
C000205251 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	20.70%
C000205251 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	18.50%
C000205251 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	28.10%
C000205251 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	9.20%
C000205251 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	0.20%
C000205251 | 30+ years
Holdings [Line Items]
Percent of Total Investments	0.10%
C000123112 | FR_13013JCM6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000123112 | FR_84136JAL3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000123112 | FR_56035DDP4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000123112 | FR_167486S83
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000123112 | FR_74448XCP5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000123112 | FR_60637ATR3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000123112 | FR_23542JAN5
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000123112 | FR_154872AY1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000123112 | FR_74440DCM4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000123112 | FR_79625GNE9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000123112 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	3.00%
C000123112 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	31.80%
C000123112 | A/A
Holdings [Line Items]
Percent of Total Investments	26.70%
C000123112 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	20.00%
C000123112 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	7.40%
C000123112 | B/B
Holdings [Line Items]
Percent of Total Investments	1.30%
C000123112 | Not Rated
Holdings [Line Items]
Percent of Total Investments	9.80%
C000123112 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	23.20%
C000123112 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	20.70%
C000123112 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	18.50%
C000123112 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	28.10%
C000123112 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	9.20%
C000123112 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	0.20%
C000123112 | 30+ years
Holdings [Line Items]
Percent of Total Investments	0.10%
C000020340 | FR_56035DDP4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020340 | FR_64987KBA5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020340 | FR_97712D6X9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020340 | FR_46640KS62
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020340 | FR_735220AW5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020340 | FR_778542AK6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020340 | FR_88035TLP3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020340 | FR_20775DU59
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020340 | FR_46640K4K7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020340 | FR_65820AAP3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020340 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	7.50%
C000020340 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	43.10%
C000020340 | A/A
Holdings [Line Items]
Percent of Total Investments	34.60%
C000020340 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	7.70%
C000020340 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	1.20%
C000020340 | Not Rated
Holdings [Line Items]
Percent of Total Investments	5.70%
C000020340 | CCC/Caa and below
Holdings [Line Items]
Percent of Total Investments	0.20%
C000020340 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	66.00%
C000020340 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	24.90%
C000020340 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	8.70%
C000020340 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	0.40%
C000220296 | FR_56035DDP4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000220296 | FR_64987KBA5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000220296 | FR_97712D6X9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000220296 | FR_46640KS62
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220296 | FR_735220AW5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000220296 | FR_778542AK6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000220296 | FR_88035TLP3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000220296 | FR_20775DU59
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000220296 | FR_46640K4K7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000220296 | FR_65820AAP3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000220296 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	7.50%
C000220296 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	43.10%
C000220296 | A/A
Holdings [Line Items]
Percent of Total Investments	34.60%
C000220296 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	7.70%
C000220296 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	1.20%
C000220296 | Not Rated
Holdings [Line Items]
Percent of Total Investments	5.70%
C000220296 | CCC/Caa and below
Holdings [Line Items]
Percent of Total Investments	0.20%
C000220296 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	66.00%
C000220296 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	24.90%
C000220296 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	8.70%
C000220296 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	0.40%
C000205247 | FR_56035DDP4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205247 | FR_64987KBA5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000205247 | FR_97712D6X9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000205247 | FR_46640KS62
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000205247 | FR_735220AW5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000205247 | FR_778542AK6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000205247 | FR_88035TLP3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205247 | FR_20775DU59
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205247 | FR_46640K4K7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205247 | FR_65820AAP3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205247 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	7.50%
C000205247 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	43.10%
C000205247 | A/A
Holdings [Line Items]
Percent of Total Investments	34.60%
C000205247 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	7.70%
C000205247 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	1.20%
C000205247 | Not Rated
Holdings [Line Items]
Percent of Total Investments	5.70%
C000205247 | CCC/Caa and below
Holdings [Line Items]
Percent of Total Investments	0.20%
C000205247 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	66.00%
C000205247 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	24.90%
C000205247 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	8.70%
C000205247 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	0.40%
C000020341 | FR_56035DDP4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020341 | FR_64987KBA5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020341 | FR_97712D6X9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020341 | FR_46640KS62
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020341 | FR_735220AW5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020341 | FR_778542AK6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020341 | FR_88035TLP3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020341 | FR_20775DU59
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020341 | FR_46640K4K7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020341 | FR_65820AAP3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020341 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	7.50%
C000020341 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	43.10%
C000020341 | A/A
Holdings [Line Items]
Percent of Total Investments	34.60%
C000020341 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	7.70%
C000020341 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	1.20%
C000020341 | Not Rated
Holdings [Line Items]
Percent of Total Investments	5.70%
C000020341 | CCC/Caa and below
Holdings [Line Items]
Percent of Total Investments	0.20%
C000020341 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	66.00%
C000020341 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	24.90%
C000020341 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	8.70%
C000020341 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	0.40%
C000064975 | FR_038127AW6
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000064975 | FR_97712JGT4
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000064975 | FR_97712DA63
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000064975 | FR_97712D3P9
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000064975 | FR_831459BT8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000064975 | FR_97712DEV4
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000064975 | FR_97689RFB5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064975 | FR_976595FV5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064975 | FR_045142DL7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000064975 | FR_97689RED2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000064975 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	1.20%
C000064975 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	30.90%
C000064975 | A/A
Holdings [Line Items]
Percent of Total Investments	38.50%
C000064975 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	25.30%
C000064975 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	0.20%
C000064975 | Not Rated
Holdings [Line Items]
Percent of Total Investments	3.90%
C000064975 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	32.20%
C000064975 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	6.00%
C000064975 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	11.50%
C000064975 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	24.20%
C000064975 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	17.70%
C000064975 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	8.40%
C000176498 | FR_038127AW6
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000176498 | FR_97712JGT4
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000176498 | FR_97712DA63
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000176498 | FR_97712D3P9
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000176498 | FR_831459BT8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000176498 | FR_97712DEV4
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000176498 | FR_97689RFB5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176498 | FR_976595FV5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176498 | FR_045142DL7
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000176498 | FR_97689RED2
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000176498 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	1.20%
C000176498 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	30.90%
C000176498 | A/A
Holdings [Line Items]
Percent of Total Investments	38.50%
C000176498 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	25.30%
C000176498 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	0.20%
C000176498 | Not Rated
Holdings [Line Items]
Percent of Total Investments	3.90%
C000176498 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	32.20%
C000176498 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	6.00%
C000176498 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	11.50%
C000176498 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	24.20%
C000176498 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	17.70%
C000176498 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	8.40%